Debt - Schedule of Aggregate of Long-Term Debt Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Remainder of 2025	$ 6,907
2026	439,885	$ 281,279
2027	477,709	1,164,260
2028	1,774,581	1,395,684
2029	492,068	1,121,456
2030	1,829,947	488,943
Thereafter	1,801,680	1,669,908
Long-term Debt	6,822,777	6,121,530
Scheduled Principal Payments
Debt Instrument [Line Items]
Remainder of 2025	6,907
2026	25,743	24,667
2027	17,237	22,618
2028	10,966	14,112
2029	8,483	7,841
2030	8,019	5,358
Thereafter	22,678	20,801
Long-term Debt	100,033	95,397
Balloon Payments
Debt Instrument [Line Items]
Remainder of 2025	0
2026	414,142	256,612
2027	460,472	1,141,642
2028	1,763,615	1,381,572
2029	483,585	1,113,615
2030	1,821,928	483,585
Thereafter	1,779,002	1,649,107
Long-term Debt	$ 6,722,744	$ 6,026,133